Summary of Principal Accounting Policies - Amounts in Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 5,192,127		¥ 4,403,915	¥ 3,404,603	$ 731,296
Restricted cash	154,433		23,203	510	21,751
Short-term investments	379,456		315,979		53,445
Accounts receivable, net	503,978		498,106		70,984
Amounts due from related parties	393,891		443,424		55,478
Loan receivables, net	286,921		465,780		40,412
Other current assets	206,250		166,739		29,052
Long-term investments	810,484		774,095		114,154
Property and equipment, net	2,482,199		2,486,317		349,610
Operating lease right-of-use assets, net	139,019		168,192		19,580
Deferred tax assets	431,494		436,441		60,775
Other non-current assets	178,582		124,124		25,152
Total Assets	12,685,378		11,798,135		1,786,698
Accrued payroll and welfare expenses	564,096		668,953		79,451
Other current liabilities	681,802		473,175		96,030
Deferred revenue	72,824		67,967		10,257
Deferred tax liabilities	262,404		249,768		36,959
Other non-current liabilities	27,660		59,760		3,896
Operating lease liabilities, non-current	76,533		83,171		10,779
Total Liabilities	2,257,815		2,297,660		318,006
Revenues by timing of recognition
Total revenues	3,317,821	$ 467,306	3,128,877	4,326,600
Less: VAT related surcharges	(23,125)	(3,257)	(28,505)	(33,506)
Net revenues	3,294,696	464,049	3,100,372	4,293,094
Total other income (expense)	111,332	15,681	61,100	99,144
Net income	1,001,015	140,991	971,589	1,306,081
Net income attributable to Noah Holdings Limited shareholders	1,009,494	142,185	976,571	1,314,131
Cash flows provided by (used in) operating activities	1,318,320	185,682	632,901	1,521,838
Cash flows provided by (used in) investing activities	(247,141)	(34,807)	74,289	(2,572,094)
Cash flows used in financing activities	(199,835)	(28,147)	233,761	(513,121)
One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	1,089,203		681,445	1,271,416
Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	1,820,430		1,914,415	2,109,009
Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	137,609		309,576	784,193
Other Services [Member]
Revenues by timing of recognition
Total revenues	270,579		223,441	161,982
Others
Revenues by timing of recognition
Total revenues	2,067,341	291,179	1,794,105	2,598,479
Others | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	1,072,838	151,106	617,636	1,130,894
Others | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	707,580	99,661	768,980	913,700
Others | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	16,344	2,302	184,048	391,903
Others | Other Services [Member]
Revenues by timing of recognition
Total revenues	270,579	38,110	223,441	161,982
Related Party
Revenues by timing of recognition
Total revenues	1,266,766	178,421	1,351,563	1,761,017
Related Party | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	1,129,136	159,036	1,162,226	1,222,260
Related Party | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	121,265	17,080	125,528	392,290
Related Party | Funds Gopher manages
Revenues by timing of recognition
Total revenues	1,250,480	176,127	1,334,772	1,728,121
Related Party | Funds Gopher manages | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	16,365	2,305	63,809	140,522
Related Party | Funds Gopher manages | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	1,112,850	156,742	1,145,435	1,195,309
Related Party | Funds Gopher manages | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	121,265	17,080	125,528	392,290
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,420,089		1,566,729		200,015
Restricted cash	9,775		1,916		1,377
Short-term investments	119,399		82,594		16,817
Accounts receivable, net	57,682		161,957		8,124
Amounts due from related parties	251,235		287,577		35,386
Loan receivables, net	34,987		68,805		4,928
Other current assets	81,660		64,900		11,502
Long-term investments	433,201		348,992		61,015
Investments in affiliates	852,163		858,700		120,025
Property and equipment, net	74,600		35,694		10,507
Operating lease right-of-use assets, net	10,195		13,598		1,436
Deferred tax assets	74,418		92,105		10,482
Other non-current assets	8,889		3,753		1,252
Total Assets	3,577,543		3,587,320		503,887
Accrued payroll and welfare expenses	144,688		236,131		20,379
Income tax payable	17,007		123,099		2,395
Deferred revenue	3,672		8,616		517
Deferred tax liabilities	32,656		17,719		4,600
Other non-current liabilities	14,978		13,967		2,110
Operating lease liabilities, non-current	6,044		6,850		851
Total Liabilities	383,216		640,796		53,975
Revenues by timing of recognition
Total revenues	997,204	140,453	1,289,672	1,514,458
Less: VAT related surcharges	(4,538)	(639)	(7,452)	(9,350)
Net revenues	992,666	139,814	1,282,220	1,505,108
Total operating cost and expenses	(740,138)	(104,246)	(586,993)	(867,215)
Cash flows provided by operating activities which includes amounts due to the Group's subsidiaries	149,250	21,021	(55,762)	(179,325)
Total other income (expense)	(11,197)	(1,577)	105,426	23,868
Net income	212,334	29,907	658,023	616,421
Net income attributable to Noah Holdings Limited shareholders	215,954	30,416	628,645	621,010
Cash flows provided by (used in) operating activities	(7,660)	(1,079)	661,944	562,400
Cash flows provided by (used in) investing activities	(131,120)	(18,468)	(275,289)	(207,114)
Cash flows used in financing activities				(16,416)
Variable Interest Entity, Primary Beneficiary [Member] | Others
Variable Interest Entity [Line Items]
Other current liabilities	164,171		178,652		23,123
Revenues by timing of recognition
Total revenues	413,197	58,198	522,033	673,529
Variable Interest Entity, Primary Beneficiary [Member] | Others | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	371,863	52,376	365,927	552,761
Variable Interest Entity, Primary Beneficiary [Member] | Others | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	4,083	575	50,494	50,817
Variable Interest Entity, Primary Beneficiary [Member] | Others | Other Services [Member]
Revenues by timing of recognition
Total revenues	37,251	5,247	105,612	69,951
Variable Interest Entity, Primary Beneficiary [Member] | Subsidiaries
Variable Interest Entity [Line Items]
Amounts due from related parties	149,250				$ 21,021
Variable Interest Entity, Primary Beneficiary [Member] | Related Party
Revenues by timing of recognition
Total revenues	584,007	82,255	767,639	840,929
Variable Interest Entity, Primary Beneficiary [Member] | Related Party | One Time Commissions [Member]
Revenues by timing of recognition
Total revenues	4,135	582	50,227	86,801
Variable Interest Entity, Primary Beneficiary [Member] | Related Party | Recurring Service Fees [Member]
Revenues by timing of recognition
Total revenues	569,458	80,206	665,724	588,337
Variable Interest Entity, Primary Beneficiary [Member] | Related Party | Performance Based Income [Member]
Revenues by timing of recognition
Total revenues	¥ 10,414	$ 1,467	51,688	¥ 165,791
Variable Interest Entity, Primary Beneficiary [Member] | Affiliated Entity
Variable Interest Entity [Line Items]
Other current liabilities			¥ 55,762